CASH FLOW STATEMENTS - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
The Group
Statement [Line items]
Profit before tax	£ 5,785	£ 1,329	£ 4,123
Adjustments for:
Change in operating assets	5,060	(6,856)	12,904
Change in operating liabilities	8,110	17,841	(5,630)
Non-cash and other items	(661)	3,484	1,469
Tax paid (net)	(715)	(616)	(1,232)
Net cash provided by (used in) operating activities	17,579	15,182	11,634
Cash flows from investing activities
Purchase of financial assets	(8,885)	(8,539)	(9,108)
Proceeds from sale and maturity of financial assets	8,134	6,225	8,847
Purchase of fixed assets	(3,102)	(2,815)	(3,552)
Proceeds from sale of fixed assets	1,028	1,063	1,258
Additional capital injections to subsidiaries	0	0	0
Dividends received from subsidiaries	0	0	0
Distributions on other equity instruments received	0	0	0
Capital repayments and redemptions	0	0	0
Acquisition of businesses, net of cash acquired	(3)	0	0
Disposal of businesses, net of cash disposed	0	0	107
Net cash (used in) provided by investing activities	(2,828)	(4,066)	(2,448)
Cash flows from financing activities
Dividends paid to ordinary shareholders	(2,900)	0	(4,100)
Distributions on other equity instruments	(344)	(417)	(281)
Dividends paid to non-controlling interests	(14)	(7)	(38)
Return of capital contributions	(4)	(4)	(5)
Interest paid on subordinated liabilities	(525)	(852)	(906)
Proceeds from issue of subordinated liabilities	3,262	303	780
Proceeds from issue of other equity instruments	1,549	1,070	1,648
Repayment of subordinated liabilities	(3,745)	(4,156)	(762)
Redemptions of other equity instruments	(3,226)	0	0
Borrowings from parent company	543	4,799	916
Repayments of borrowings to parent company	(4,896)	(1,403)	(7,357)
Interest paid on borrowings from parent company	(226)	(98)	(187)
Net cash (used in) provided by financing activities	(10,526)	(765)	(10,292)
Effect of exchange rate changes on cash and cash equivalents	(1)	1	(3)
Change in cash and cash equivalents	4,224	10,352	(1,109)
Cash and cash equivalents at beginning of year	48,966	38,614	39,723
Cash and cash equivalents at end of year	53,190	48,966	38,614
The Bank
Statement [Line items]
Profit before tax	3,301	444	3,091
Adjustments for:
Change in operating assets	38,804	71,662	(31,543)
Change in operating liabilities	(28,015)	(61,993)	39,301
Non-cash and other items	(2,059)	1,820	(950)
Tax paid (net)	(11)	(194)	(596)
Net cash provided by (used in) operating activities	12,020	11,739	9,303
Cash flows from investing activities
Purchase of financial assets	(8,775)	(7,793)	(7,748)
Proceeds from sale and maturity of financial assets	7,730	5,599	8,664
Purchase of fixed assets	(1,255)	(1,186)	(1,638)
Proceeds from sale of fixed assets	5	12	91
Additional capital injections to subsidiaries	(11)	(1,055)	(1,766)
Dividends received from subsidiaries	1,391	44	1,331
Distributions on other equity instruments received	112	167	103
Capital repayments and redemptions	2,576	1,801	212
Acquisition of businesses, net of cash acquired	0	0	0
Disposal of businesses, net of cash disposed	0	0	20
Net cash (used in) provided by investing activities	1,773	(2,411)	(731)
Cash flows from financing activities
Dividends paid to ordinary shareholders	(2,900)	0	(4,100)
Distributions on other equity instruments	(344)	(417)	(281)
Dividends paid to non-controlling interests	0	0	0
Return of capital contributions	(4)	(4)	(5)
Interest paid on subordinated liabilities	(423)	(759)	(674)
Proceeds from issue of subordinated liabilities	3,262	496	780
Proceeds from issue of other equity instruments	1,549	1,070	1,648
Repayment of subordinated liabilities	(3,049)	(2,726)	(184)
Redemptions of other equity instruments	(3,226)	0	0
Borrowings from parent company	543	4,799	916
Repayments of borrowings to parent company	(4,813)	(1,403)	(7,357)
Interest paid on borrowings from parent company	(226)	(98)	(187)
Net cash (used in) provided by financing activities	(9,631)	958	(9,444)
Effect of exchange rate changes on cash and cash equivalents	0	0	0
Change in cash and cash equivalents	4,162	10,286	(872)
Cash and cash equivalents at beginning of year	48,068	37,782	38,654
Cash and cash equivalents at end of year	£ 52,230	£ 48,068	£ 37,782